Employee Benefit Plan, Description of Plan - EBP001Member	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Description of Plan [Line Items]
EBP, Description of Plan
1.  The Plan

In October 1996, Bay Apartment Communities, Inc. (“Bay”) adopted the 1996 Non-Qualified Employee Stock Purchase Plan, as amended and restated (the “Plan”). On June 4, 1998, Avalon Properties, Inc. merged with and into Bay, and in connection with such merger Bay was renamed AvalonBay Communities, Inc. (the “Company”). The primary purpose of the Plan is to encourage common stock ownership by eligible employees (the “Participants”). The Plan has two purchase periods. The first purchase period begins January 1 and ends June 10 and the second purchase period begins July 1 and ends December 10. Participants may contribute portions of their compensation during a purchase period and purchase common stock at the end thereof. Participation in the Plan entitles each Participant to purchase the Company’s common stock at 85% of the lesser of the fair market value on the first business day of the applicable purchase period or the last business day of the applicable purchase period. The Plan has an evergreen option, whereby the election of a participant to participate in the Plan will be automatically renewed for each subsequent purchase period until the participant changes such election.

The Company has reserved 1,000,000 shares of common stock for Participants under the Plan of which 529,908 were available for issuance at December 31, 2025.

Participant Contributions

Full and part time employees who have completed one calendar month of service with the Company as of the last day of the applicable election period are eligible to participate in the Plan. Employees may make contributions to the Plan through payroll withholding only. Participants may contribute a maximum of $12,500 per purchase period. Participants elect to participate in the Plan by submitting an election request to the Company’s third party plan administrator (the “Plan Administrator”).

Employer Contributions

Employer contributions represent the discount or aggregate difference between the market value of the Company’s common stock at the end of a purchase period and the established discounted purchase price.

Distributions

The Company’s transfer agent and registrar issues shares of common stock upon receipt of Participant and Employer contributions. The transfer agent and registrar issues stock certificates to a Participant upon his or her written request. Accordingly, all shares purchased under the provisions of the Plan are deemed to be immediately distributed to the Participants. Participants generally may not sell shares they acquire under the Plan until at least six months have elapsed from the date of purchase.

Withdrawals

A Participant may withdraw all of the contributions made during a purchase period by delivering an amended election to the Plan Administrator on or before the last day of such purchase period. Upon such a withdrawal, the Participant may no longer have amounts withheld from payroll and contributed to the Plan during that purchase period. Participant contributions on the accompanying Statements of Changes in Plan Equity are net of any withdrawals made during the purchase periods shown.
Plan Termination

The Board of Directors of the Company (the “Board”) may terminate this Plan and any purchase period at any time (together with any related contribution elections), provided, however, no such termination shall be retroactive unless the Board determines that applicable law requires a retroactive termination of this Plan.

EBP, Investment, Purchase Price, Percentage of FMV	0.85
EBP, Investment, Number of Shares, Reserved	1,000,000
EBP, Investment, Number of Shares	529,908
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount | $	$ 12,500
EBP, Description of Plan
1.  The Plan

In October 1996, Bay Apartment Communities, Inc. (“Bay”) adopted the 1996 Non-Qualified Employee Stock Purchase Plan, as amended and restated (the “Plan”). On June 4, 1998, Avalon Properties, Inc. merged with and into Bay, and in connection with such merger Bay was renamed AvalonBay Communities, Inc. (the “Company”). The primary purpose of the Plan is to encourage common stock ownership by eligible employees (the “Participants”). The Plan has two purchase periods. The first purchase period begins January 1 and ends June 10 and the second purchase period begins July 1 and ends December 10. Participants may contribute portions of their compensation during a purchase period and purchase common stock at the end thereof. Participation in the Plan entitles each Participant to purchase the Company’s common stock at 85% of the lesser of the fair market value on the first business day of the applicable purchase period or the last business day of the applicable purchase period. The Plan has an evergreen option, whereby the election of a participant to participate in the Plan will be automatically renewed for each subsequent purchase period until the participant changes such election.

The Company has reserved 1,000,000 shares of common stock for Participants under the Plan of which 529,908 were available for issuance at December 31, 2025.

Participant Contributions

Full and part time employees who have completed one calendar month of service with the Company as of the last day of the applicable election period are eligible to participate in the Plan. Employees may make contributions to the Plan through payroll withholding only. Participants may contribute a maximum of $12,500 per purchase period. Participants elect to participate in the Plan by submitting an election request to the Company’s third party plan administrator (the “Plan Administrator”).

Employer Contributions

Employer contributions represent the discount or aggregate difference between the market value of the Company’s common stock at the end of a purchase period and the established discounted purchase price.

Distributions

The Company’s transfer agent and registrar issues shares of common stock upon receipt of Participant and Employer contributions. The transfer agent and registrar issues stock certificates to a Participant upon his or her written request. Accordingly, all shares purchased under the provisions of the Plan are deemed to be immediately distributed to the Participants. Participants generally may not sell shares they acquire under the Plan until at least six months have elapsed from the date of purchase.

Withdrawals

A Participant may withdraw all of the contributions made during a purchase period by delivering an amended election to the Plan Administrator on or before the last day of such purchase period. Upon such a withdrawal, the Participant may no longer have amounts withheld from payroll and contributed to the Plan during that purchase period. Participant contributions on the accompanying Statements of Changes in Plan Equity are net of any withdrawals made during the purchase periods shown.
Plan Termination

The Board of Directors of the Company (the “Board”) may terminate this Plan and any purchase period at any time (together with any related contribution elections), provided, however, no such termination shall be retroactive unless the Board determines that applicable law requires a retroactive termination of this Plan.

EBP, Investment, Purchase Price, Percentage of FMV	0.85
EBP, Investment, Number of Shares	529,908
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount | $	$ 12,500